Share Capital And Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Capital And Share-Based Compensation
14.
SHARE CAPITAL AND SHARE-BASED COMPENSATION

On January 23, 2025, the Company completed the Continuation from Canada to Switzerland. As a result of the Continuation, Lithium Argentina's shares were established with a nominal par value of $0.01 per share, resulting in share capital of $1,619 and a capital reserve of $1,499,682. The number of shares outstanding remained unchanged.

The share capital is fully paid-in, meaning that the entire issue price of the shares has been fully paid to Lithium Argentina. Lithium Argentina has one class of shares outstanding, being the Common Shares. The Common Shares are not convertible into shares of any other class or series.

14.
SHARE CAPITAL AND SHARE-BASED COMPENSATION (continued)

Equity Incentive Plan

The Company has an equity incentive plan (the “Plan”) whereby, from time to time at the discretion of the Board of Directors, eligible directors, officers, employees and consultants are awarded restricted share units (“RSUs”) and performance share units (“PSUs”) that convert automatically into common shares upon vesting, subject to any applicable deferral provisions under the terms of the Plan. In addition, independent directors are awarded deferred share units (“DSUs”), generally as partial compensation for their services as directors. DSUs may be redeemed by directors for common shares upon retirement or termination from the Board.

The Plan also permits the grant of incentive stock options exercisable to purchase common shares of the Company (“stock options”). The Plan is a “rolling plan”, under which the aggregate number of common shares to be issued shall not exceed 8% of the outstanding shares from time to time.

Restricted Share Units

During the year ended December 31, 2025, the Company granted 4,529 RSUs (2024 – 1,913) to its employees and consultants. The total estimated fair value of the RSUs granted was $12,560 (2024 – $7,346) based on the market value of the Company’s shares on the grant date. Subsequent to year-end, the Company granted 1,405 RSUs to employees and consultants in lieu of annual performance bonuses, with an estimated fair value of $10,859 based on the market price of the Company’s shares on the grant date.

As at December 31, 2025, there was $8,678 (2024 – $6,969) of total unamortized compensation cost relating to unvested RSUs. During the year ended December 31, 2025, equity compensation expense related to RSUs of $11,027 was recognized in expenses (2024 – $3,118).

A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs (in 000's)
Balance, RSUs outstanding as at December 31, 2023	2,247
Converted into shares	(615)
Granted	1,913
Forfeited	(267)
Balance, RSUs outstanding as at December 31, 2024	3,278
Converted into shares	(437)
Granted	4,529
Forfeited	(6)
Balance, RSUs outstanding as at December 31, 2025	7,364

14.
SHARE CAPITAL AND SHARE-BASED COMPENSATION (continued)

Deferred Share Units

During the year ended December 31, 2025, the Company granted 324 DSUs (2024 – 203) with a total estimated fair value of $900 (2024 – $780).

Number of DSUs (in 000's)
Balance, DSUs outstanding as at December 31, 2023	438
Granted	203
Balance, DSUs outstanding as at December 31, 2024	641
Granted	324
Balance, DSUs outstanding as at December 31, 2025	965

Stock Options

During the year ended December 31, 2025, no stock options were granted by the Company (2024 – 1,225). None of the stock options were exercisable as at December 31, 2025.

A summary of changes to outstanding stock options is as follows:

Number of Options (in 000's)
Balance, stock options outstanding as at December 31, 2023	1,740
Granted	1,255
Forfeited	(280)
Balance, stock options outstanding as at December 31, 2024	2,715

Balance, stock options outstanding as at December 31, 2025	2,715

As at December 31, 2025, there was $1,368 (2024 – $4,179) of total unamortized compensation cost relating to unvested stock options. During the year ended December 31, 2025, stock-based compensation expense related to stock options of $2,811 (2024 – $3,285) was recognized in operating expenses on the statement of comprehensive loss.

Performance Share Units

During the year ended December 31, 2025, the Company did not grant any PSUs (2024 – none). As at December 31, 2025, there was $108 (2024 – $412) of total unamortized compensation cost relating to unvested PSUs.

During the year ended December 31, 2025, equity compensation expense related to PSUs of $304 was charged to operating expenses (2024 – $554).

14.
SHARE CAPITAL AND SHARE-BASED COMPENSATION (continued)

A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs (in 000's)
Balance, PSUs outstanding as at December 31, 2023	874
Converted into shares	(638)
Balance, PSUs outstanding as at December 31, 2024	236
Converted into shares	(38)
Balance, PSUs outstanding as at December 31, 2025	198